Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of commitments and contingencies

As at December 31, 2025 and 2024, the Group held the following:

	For the year ended December 31,
	BYD		Voltera		Maersk
(SEK in thousands)	2025	2024	2025	2024	2025	2024
Trade and other receivables	354	1,133	-	-	15,578	27,645
Trade payables (including accruals)	121,757	140,085	68,220	42,631	-	-
Right-of-use asset	-	-	266,030	345,200	-	-
Lease liability	-	-	305,486	375,087	-	-